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1933 Act Rule 485(a)(1)
1933 Act File No. 333-61973
1940 Act File No. 811-08977

April 2, 2015

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-0505

Re:	Savos Investments Trust
File Nos. 333-61973 and 811-08977

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via EDGAR is a Post-Effective Amendment to the Registration Statement on Form N-1A (the “Amendment”) of Savos Investments Trust (the “Trust”). The Amendment is being submitted to reflect changes to the Contra Fund’s investment strategies disclosure.

The Trust intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of:  (i) responding to any comments conveyed by the Commission staff on the Amendment; and (ii) updating certain information contained in the prospectus and the statement of additional information relating to the Fund.

Please direct questions or comments relating to the this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Fabio Battaglia
Fabio Battaglia